Related party transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Relationship between related parties with their groups
Revenue from related party		$ 15,991,000	$ 18,284,000	$ 13,118,000
Bandwidth cost from Quanxun Huiju		87,000	0	0
Repayment of loans				662,000
Xiaomi Technology | Bandwidth
Relationship between related parties with their groups
Revenue from related party		4,978,000	2,798,000	2,211,000
Guangzhou Millet | Technology Service [Member]
Relationship between related parties with their groups
Revenue from related party			1,245,000	2,466,000
Vantage Point Global Limited
Relationship between related parties with their groups
Interest accrued				243,000
Repayment of loans	$ 3,883,000
Aiden & Jasmine Limited
Relationship between related parties with their groups
Interest accrued		54,000	55,000	91,000
Itui Online | Advertising
Relationship between related parties with their groups
Revenue from related party		7,804,000	11,648,000	7,269,000
Itui Online | Bandwidth
Relationship between related parties with their groups
Revenue from related party		592,000	821,000	1,119,000
Shenzhen Xiaomi Technology Co., Ltd. | Technology Service [Member]
Relationship between related parties with their groups
Revenue from related party		2,505,000	1,392,000
Shenzhen Xiaomi Technology Co., Ltd. | Advertising
Relationship between related parties with their groups
Revenue from related party		112,000	380,000	53,000
Weimin Luo
Relationship between related parties with their groups
Repayment of loans				662,000
Quanxun Huiju
Relationship between related parties with their groups
Bandwidth cost from Quanxun Huiju			730,000	$ 594,000
Chizz
Relationship between related parties with their groups
Interest income from Chizz		176,000	$ 176,000
Beijing Xiaobu
Relationship between related parties with their groups
Revenue from related party		$ 87,000